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ENJOY THE LIBERTY OF TAX-FREE INVESTING


Fortis Tax-Free Portfolios
Annual Report

September 30, 1998




FORTIS FINANCIAL GROUP

                                   [GRAPHIC]

FORTIS TAX-FREE PORTFOLIOS, INC.

CONTENTS

LETTER TO SHAREHOLDERS                                         2

SCHEDULES OF INVESTMENTS
   NATIONAL PORTFOLIO                                          5
   MINNESOTA PORTFOLIO                                         8

STATEMENTS OF ASSETS AND LIABILITIES                          11

STATEMENTS OF OPERATIONS                                      12

STATEMENTS OF CHANGES IN NET ASSETS
   NATIONAL PORTFOLIO                                         13
   MINNESOTA PORTFOLIO                                        14

NOTES TO FINANCIAL STATEMENTS                                 15

INDEPENDENT AUDITORS' REPORT                                  21

FEDERAL INCOME TAX INFORMATION                                22

DIRECTORS AND OFFICERS                                        23

OTHER PRODUCTS AND SERVICES                                   24

- TOLL-FREE PERSONAL ASSISTANCE

 - Shareholder Services
 - (800) 800-2000, Ext. 3012

 - 7:30 a.m. to 5:30 p.m. CST, M-Th

 - 7:30 a.m. to 5:00 p.m. CST, F

- TOLL-FREE INFORMATION LINE

 - For daily account balances,
   transaction activity or net asset
   value information

 - (800) 800-2000, Ext. 4344

 - 24 hours a day

FOR MORE INFORMATION ABOUT FORTIS FINANCIAL GROUP'S FAMILY OF PRODUCTS, CALL YOUR INVESTMENT REPRESENTATIVE OR THE HOME OFFICE AT (800) 800-2000.

TO ORDER PROSPECTUSES OR SALES LITERATURE FOR ANY FORTIS PRODUCT, CALL (800) 800-2000, EXT. 4579.

HOW TO USE THIS REPORT

For a quick overview of each fund's performance during the past twelve months, refer to the Highlights box below. The letter from the portfolio manager and president provides a more detailed analysis of the fund's and financial markets.

The charts following the letter are useful because they provide more information about your investments. The top holdings chart shows the types of securities in which each fund invests, and the pie chart shows a breakdown of the fund's assets by industry.

The performance chart graphically compares the fund's total return performance with a selected investment index. Remember, however, that an index may reflect the performance of securities the fund may not hold. Also, the index does not deduct sales charges, investment advisory fees and other fund expenses, whereas your fund does. Individuals cannot buy an unmanaged index fund without incurring some charges and expenses.

This report is just one of several tools you can use to learn more about your investment in the Fortis Family of Mutual Funds. Your investment representative, who understands your personal financial situation, can best explain the features of your investment and how it's designed to help you meet your financial goals.

HIGHLIGHTS

YEAR ENDED SEPTEMBER 30, 1998

                                                 CLASS A     CLASS B     CLASS C     CLASS E     CLASS H
                                                 -------     -------     -------     -------     -------
FORTIS TAX-FREE NATIONAL
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $11.06      $11.05      $11.04      $11.07      $11.06
  End of year................................    $11.37      $11.36      $11.34      $11.38      $11.35

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .490      $ .406      $ .406      $ .514      $ .406
  From net realized gains on investments.....    $ .036      $ .036      $ .036      $ .036      $ .036

YEAR ENDED SEPTEMBER 30, 1998

FORTIS TAX-FREE MINNESOTA
NET ASSET VALUE PER SHARE:
  Beginning of year..........................    $10.43      $10.42      $10.44      $10.46      $10.44
  End of year................................    $10.74      $10.73      $10.73      $10.77      $10.76

DISTRIBUTIONS PER SHARE
  From net investment income.................    $ .494      $ .410      $ .410      $ .518      $ .410
  From net realized gains on investments.....    $.0124      $.0124      $.0124      $.0124      $.0124

                                     [Photo]
Investing in municipal bonds for
tax-free income.

DEAR FORTIS SHAREHOLDER,

Total returns for the Fortis Tax-Free Portfolios for the twelve months ended September 30, 1998 were 7.97% (class E shares before sales charge) for the National Portfolio, and 8.25% (class E shares before sales charge) for the Minnesota Portfolio. These levels compare with the 8.35% total return of the Lehman Brothers Municipal Bond Index during the same period.

The bond market digested a wide variety of economic information during the twelve months ended September 30, 1998. Gross Domestic Product (GDP), which had been expected to moderate from its strong growth rate of 3% during the fourth quarter of 1997, grew at a 1.8% rate in the second quarter of 1998 after a strong 5.5% showing in the first quarter. Inflation measures continued to behave well, with the year-over-year core Consumer Price Index (the core CPI excludes food and energy) up only 2.5% and the year-over-year core Producer Price Index up 1.0% through August, 1998. In response to concerns about the impact of recent Asian economic turmoil and the uncertain equity markets on U.S. economic growth, the Federal Reserve reduced its Federal Funds target rate from 5.50% to 5.25% in September 1998 and to 5.00% in October 1998.

Municipal bond yields, as reflected by the Bond Buyer Revenue Bond Index (the average yield of an index of 25 revenue bonds), traded within a 60 basis point range over the twelve month period. The yield of the index began October of 1997 at 5.63%, and declined to 5.25% in mid-January, 1998 due to concerns about the negative impact of Asian economic problems on U.S. economic growth. When it became clear that the Federal Reserve was not going to cut interest rates early in 1998 in response to Asia, the yield of the Index rose gradually, reaching 5.52% during April. During the third quarter of 1998, foreign economic problems, coupled with volatility in the U.S. equity markets, caused a "flight to quality", which led to declining rates, primarily benefitting the U.S. Treasury market. Since April, the Index declined almost continuously, reaching 5.09% at the end of September. Heavy new issue supply during 1998 prevented the municipal market from enjoying the benefits of declining bond yields to the same extent as Treasury Bonds, whose yields fell by almost 1.4% over the same twelve month period.

During the fourth quarter of 1997, in order to benefit from expected price appreciation due to declining interest rates, the duration (a measure of price volatility, the greater the duration of a portfolio, the greater its percentage price volatility) of the funds was lengthened to levels longer than their respective benchmarks, and for the same reason, there was continuing emphasis on reducing the call risk in the portfolios. During most of 1998, the duration of the funds was longer than their respective benchmarks, as our expectations of lower rates were generally rewarded. The durations of the funds at the end of the reporting period were 7.0 years for both the National and Minnesota portfolios.

Our current forecast calls for further modest declines in interest rates as 1998 closes. We expect the economy to grow at a slower pace (1%-2% real GDP growth) than earlier in 1998, with the continuing foreign economic difficulties acting as a restraining influence. Inflation should continue to be well behaved. In our view, narrow quality spreads do not justify any adjustment in the funds' current AA average quality. Call protection and coupon will continue to be important elements of bond structure as we look to enhance future portfolio performance.

Sincerely,

/s/ DEAN C. KOPPERUD                                              /s/ HOWARD G. HUDSON
Dean C. Kopperud                                                  Howard G. Hudson
President                                                         Vice President

October 16, 1998

COMPOSITION BY INDUSTRY
AS OF 09/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                   20.6%
Health Care Services                  17.0%
Utilities-Water & Sewer               16.2%
Transportation                        13.7%
Utilities-Electric                     9.7%
Higher Education                       5.3%
Prerefunded with U.S. Gov't            5.2%
Housing                                4.7%
Cash Equivalents / Receivables         3.3%
Other                                  2.0%
Public Facilities                      1.2%
Utilities-Gas                          1.1%

NATIONAL PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       LEHMAN BROS.              NATIONAL

                                   Municipal Bond Index***   Portfolio Class E
88                                                 $10,000              $9,550
89                                                 $10,868             $10,344
90                                                 $11,607             $10,794
91                                                 $13,137             $12,305
92                                                 $14,511             $13,530
93                                                 $16,360             $15,375
94                                                 $15,966             $14,894
95                                                 $17,752             $16,279
96                                                 $18,755             $17,204
97                                                 $20,441             $18,614
98                                                 $22,147             $20,097
National Portfolio Class E
Average Annual Total Return
                                                    1 Year              5 Year    10 Year
Class E*                                            +3.11%              +4.54%     +7.23%
Class E**                                           +7.97%              +5.50%     +7.72%

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  University of New Mexico (6.00%) 2021                    3.9%
 2.  New York Triborough Bridge & Tunnel Authority
     (5.50%) 2017                                             3.9%
 3.  Metropolitan Transportation Authority NY (5.75%)
     2013                                                     3.7%
 4.  Grapevine-Colleyville, TX Independent School
     District (5.75%) 2012                                    3.5%
 5.  Tucson, AZ Water (5.50%) 2014                            3.3%
 6.  Bloomington, MN Highway Refunding General
     Obligation (6.00%) 1999                                  3.0%
 7.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             3.0%
 8.  Detroit, MI Water System (6.50%) 2015                    2.9%
 9.  Fulton County, GA Water & Sewer (6.375%) 2014            2.9%
10.  Southern California Public Power (6.36%) 2013            2.7%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +7.75%       +9.23%
Class A shares##                              +2.90%       +7.94%
Class B shares#                               +6.95%       +8.38%
Class B shares##                              +3.35%       +7.83%
Class C shares #                              +6.86%       +8.33%
Class C shares ##                             +5.86%       +8.33%
Class H shares #                              +6.76%       +8.35%
Class H shares ##                             +3.16%       +7.80%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase, or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 1998.
  +  Since November 14, 1994 - Date shares were first offered to the public.

COMPOSITION BY INDUSTRY AS OF 09/30/98

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

General Obligations                   20.5%
Housing                               18.2%
Health Care Services                  14.9%
Higher Education                      12.3%
Utilities-Electric                     8.3%
Pollution Control                      5.0%
Prerefunded with U.S. Gov't            4.6%
Airport Revenues                       4.2%
Miscellaneous                          4.2%
Cash Equivalents / Receivables         4.1%
Public Facilities                      2.7%
Utilities-Water & Sewer                1.0%

MINNESOTA PORTFOLIO

VALUE OF $10,000 INVESTED OCTOBER 1, 1988

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                       LEHMAN BROS.             MINNESOTA

                                   Municipal Bond Index***   Portfolio Class E
88                                                  10,000               9,550
89                                                  10,868              10,244
90                                                  11,607              10,784
91                                                  13,137              12,079
92                                                  14,511              13,201
93                                                  16,360              14,822
94                                                  15,966              14,604
95                                                  17,752              15,823
96                                                  18,755              16,615
97                                                  20,441              17,794
98                                                  22,147              19,263
Minnesota Portfolio Class E
Average Annual Total Return
                                                    1 Year              5 Year    10 Year
Class E*                                            +3.38%              +4.42%     +6.78%
Class E**                                           +8.25%              +5.38%     +7.27%

                        Annual Period ended September 30
Past performance is not indicative of future performance. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
  * SEC defined total returns, including reinvestment of all dividend and capital gains distributions and the reduction due to the maximum sales charge of 4.50%.
 ** These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions without adjustment for sales charge.
*** An unmanaged index of municipal bonds with maturities greater than two years.

TOP 10 HOLDINGS AS OF 9/30/98

                                                         Percent of
Bonds                                                    Net Assets
-------------------------------------------------------------------
 1.  Minnesota Agriculture & Economic Development
     (5.50%) 2017                                             6.7%
 2.  Centennial Independent School District #12
     (5.625%) 2016                                            5.4%
 3.  University of MN (Regents of) (5.50%) 2021               4.6%
 4.  Rochester (City of), MN Health Care Facility
     (5.90%) 2010                                             3.6%
 5.  Brainerd (City of), MN (6.65%) 2017                      3.4%
 6.  Minnesota Higher Education (5.375%) 2018                 3.3%
 7.  St. Cloud (City of), MN General Obligation
     Hydroelectric (5.25%) 2018                               3.0%
 8.  Minneapolis (City of), MN (4.10%) Zero Coupon
     General Obligation 2005                                  3.0%
 9.  St. Louis Park (City of), MN Hospital Facility
     (7.25%) 2015                                             2.9%
10.  Farmington (City of), MN Independent School
     District #192 (5.20%) 2023                               2.8%

CLASS A, B, C AND H AVERAGE ANNUAL TOTAL RETURNS

                                                         Since
                                            1 Year     Inception+
------------------------------------------------------------------
Class A shares#                               +8.13%       +8.40%
Class A shares##                              +3.27%       +7.12%
Class B shares#                               +7.18%       +7.53%
Class B shares##                              +3.58%       +6.96%
Class C shares#                               +6.97%       +7.51%
Class C shares##                              +5.97%       +7.51%
Class H shares#                               +7.26%       +7.60%
Class H shares##                              +3.66%       +7.03%

Past performance is not indicative of future performance. Total returns include reinvestment of all dividend and capital gains distributions. The performance of the separate classes (E, A, B, C, and H) will vary based on the differences in sales loads and distribution fees paid by shareholders investing in the different classes. Class E and A have a maximum sales charge of 4.50%, Class B and H have a CDSC of 4.00% if redeemed within two years of purchase or 3.00% if redeemed in year three or four (with a waiver of 10% of the amount purchased) and Class C has a CDSC of 1.00% if redeemed within one year of purchase.
  #  Without sales charge.
 ##  With sales charge. Assumes redemption on September 30, 1998
  +  Since November 14, 1994 - Date shares were first offered to the public.

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO
Schedule of Investments
September 30, 1998

MUNICIPAL BONDS-96.73%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 ARIZONA-3.30%
   $2,225,000    Tucson, AZ, 5.50% Water Rev Refunding Bond
                   7-1-2014...................................           A+     $ 2,188,020     $ 2,423,692
                                                                                ------------    ------------
                 CALIFORNIA-5.95%
    2,385,000    Redwood City California Elem School Dist,
                   5.50% Zero Coupon General Obligation FGIC
                   Insured 8-1-2018 (d).......................          AAA         813,034         912,978
    4,000,000    Southern California Public Power, 6.36% Zero
                   Coupon Bond 7-1-2013 (d)...................            A       1,588,505       1,998,280
    2,750,000    Sulphur Springs (City of), CA, 7.00% Zero
                   Coupon General Obligation Ser A MBIA
                   Insured 9-1-2012 (d).......................          AAA       1,055,565       1,452,247
                                                                                ------------    ------------
                                                                                  3,457,104       4,363,505
                                                                                ------------    ------------
                 CONNECTICUT-2.40%
    1,500,000    Connecticut State, 6.125% Special Tax
                   Obligation Rev Transportation
                   Infrastructure Ser B 9-1-2012..............          AA-       1,573,852       1,758,570
                                                                                ------------    ------------
                 DISTRICT OF COLUMBIA-1.84%
    1,250,000    District of Columbia, 7.50% General
                   Obligation Ser 1990B FSA Insured 6-1-2010
                   (Prerefunded 6-1-2000 @102)................          AAA       1,235,937       1,350,637
                                                                                ------------    ------------
                 FLORIDA-1.59%
      500,000    Florida (State of), 7.50% Mid-Bay Bridge Auth
                   Ser 1991A 10-1-2017 (Subject to Crossover
                   Refunding 10-1-2001 @103)..................           NR         476,644         563,440
      600,000    Tampa (City of), FL, 8.25% Cap Improvement
                   Program Rev Bond Ser A 10-1-2018...........           AA         599,007         602,106
                                                                                ------------    ------------
                                                                                  1,075,651       1,165,546
                                                                                ------------    ------------
                 GEORGIA-8.45%
    1,375,000    Brunswick, GA, Water & Sewer, 6.10% Rev Ref &
                   Improvement Bond MBIA Insured 10-1-2019....          AAA       1,464,665       1,632,249
    1,800,000    Fulton County, GA, Water & Sewer, 6.375% Ref
                   Bond FGIC Insured 1-1-2014.................          AAA       1,787,215       2,149,724
    1,000,000    Georgia Municipal Electric, 6.50% Auth Power
                   Rev Ser Y 1-1-2017.........................            A         993,497       1,187,040
    1,180,000    Hall County, GA, 5.00% School District
                   General Obligation Bond, 11-1-2001.........         Aa3*       1,222,528       1,225,819
                                                                                ------------    ------------
                                                                                  5,467,905       6,194,832
                                                                                ------------    ------------
                 ILLINOIS-6.26%
      500,000    Channahon Park, IL District, 7.50% General
                   Obligation 1-1-2011 (Prerefunded 7-1-2001
                   @100)......................................           NR         499,375         549,940
      750,000    Chicago Gas Supply, 7.50% Rev for Peoples Gas
                   Ser B 3-1-2015.............................          AA-         758,434         802,395
    1,000,000    Illinois Dev Fin Auth, 7.375% Power Co Proj
                   Ser 1991A 7-1-2021.........................          BBB         993,190       1,163,920
    1,000,000    Illinois Housing Dev Auth, 7.55% Multi-family
                   Housing Ser 1990A 7-1-2014.................           A+         987,575       1,050,670
    1,000,000    University of Illinois, 5.00% Auxiliary Fac
                   System Rev Bond MBIA Insured 10-1-2000.....          AAA       1,024,831       1,026,040
                                                                                ------------    ------------
                                                                                  4,263,405       4,592,965
                                                                                ------------    ------------
                 INDIANA-2.37%
      375,000    Indiana Bond Bank, 8.50% Special Loan Program
                   Ser B 2-1-2018.............................           A+         378,642         384,668
    1,250,000    Indianapolis (City of), IN, Local Public
                   Improvement Bond Bank, 7.40% Ser 1990A
                   1-1-2020 (Prerefunded 7-1-2000 @102).......         Aaa*       1,247,489       1,352,788
                                                                                ------------    ------------
                                                                                  1,626,131       1,737,456
                                                                                ------------    ------------
                 KENTUCKY-3.09%
    1,000,000    Christian County, KY, 6.00% Hospital Rev Ref
                   Bond Jennie Stuart Medical Center
                   7-1-2013...................................           A-         995,159       1,095,120
    1,000,000    Louisville & Jefferson County, KY, 6.75%
                   Metro Sewer Dist Rev Bond Ser A AMBAC
                   Insured 5-15-2019 (Prerefunded 11-15-2004
                   @102)......................................          AAA         996,455       1,172,070
                                                                                ------------    ------------
                                                                                  1,991,614       2,267,190
                                                                                ------------    ------------
                 MASSACHUSETTS-0.74%
      500,000    Boston, MA, 7.625% City Hospital Rev Bond Ser
                   A 2-15-2021 (Prerefunded 8-15-2000 @102)...         Aaa*         496,704         543,635
                                                                                ------------    ------------
                 MICHIGAN-7.12%
    1,750,000    Detroit, MI, Water System, 6.50% Rev Bond
                   FGIC Insured 7-1-2015......................          AAA       1,866,231       2,119,145
    1,570,000    Holland, MI, 6.25% Electrical Rev Bond
                   7-1-2001...................................          AA-       1,668,598       1,675,033
    1,360,000    Michigan State Hospital, 5.50% Fin Auth Mercy
                   Health System Ser S 8-15-2020..............          AA-       1,280,793       1,431,944
                                                                                ------------    ------------
                                                                                  4,815,622       5,226,122
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS
NATIONAL PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1998

MUNICIPAL BONDS-CONTINUED
--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 MINNESOTA-10.28%
   $2,100,000    Bloomington, MN, 6.00% Highway Refunding
                   General Obligation Rev Bond 12-1-1999......          AA+     $ 2,159,403     $ 2,163,693
      500,000    Duluth (City of), MN, 5.875% Economic Dev
                   Auth Health Care Fac Rev Bond Ser A
                   12-1-2028..................................           NR         500,000         510,535
    1,140,000    Fergus Falls (City of), MN, 6.50% Health Care
                   Fac Rev (Lake Regional Hospital) Ser A
                   9-1-2018...................................         BBB+       1,133,604       1,230,288
      670,000    Minneapolis (City of), MN, 7.00% Health Care
                   Fac Rev (St. Olaf Residence) Ser 1993
                   10-1-2012..................................           NR         670,000         728,565
    2,000,000    Minnesota Agriculture and Economic
                   Development, 5.50% Healthcare System Rev
                   Fairview Hospital and Healthcare Services
                   Ser 1997A MBIA Insured 11-15-2017..........          AAA       1,957,307       2,160,680
      690,000    St. Anthony (City of), MN, 6.75% Housing Dev
                   Rev Ref Bond 7-1-2007......................           AA         690,000         749,671
                                                                                ------------    ------------
                                                                                  7,110,314       7,543,432
                                                                                ------------    ------------
                 MISSOURI-1.88%
    1,250,000    Missouri State Health & Educ, 7.70% Still
                   Regional Med Ctr 2-1-2013..................          BBB       1,283,834       1,379,500
                                                                                ------------    ------------
                 NEVADA-1.40%
      980,000    Washoe County, NV, 7.60% Washoe Med Ctr Rev
                   Bond Ser A 6-1-2019 (Prerefunded 6-1-1999
                   @102)......................................           NR         951,884       1,026,334
                                                                                ------------    ------------
                 NEW JERSEY-1.58%
    1,100,000    Woodbridge Township, NJ, 6.65% General
                   Improvement General Obligation Bond
                   8-1-2000...................................          A1*       1,154,472       1,158,047
                                                                                ------------    ------------
                 NEW MEXICO-3.93%
    2,500,000    University of New Mexico, 6.00% Rev Ref Ser A
                   6-1-2021...................................           AA       2,575,543       2,885,750
                                                                                ------------    ------------
                 NEW YORK-12.32%
    2,465,000    Metropolitan Transportation Authority, NY,
                   Commuter Facilities, 5.75% Ser O
                   7-1-2013...................................         BBB+       2,394,267       2,707,038
    1,000,000    New York City, NY, 8.25% General Obligation
                   Ser B 6-1-2005.............................           A-         991,584       1,235,790
    1,000,000    New York State Dorm Auth, 6.00% Rev Cons City
                   Univ System 2nd Gen 7-1-2020...............         BBB+       1,018,254       1,147,540
    1,000,000    New York State, 7.75% UDC Correctional Fac
                   Ser 1 1-1-2014 (Prerefunded 1-1-2000 @
                   102).......................................         Aaa*         965,189       1,070,330
    2,600,000    New York Triborough Bridge and Tunnel Auth,
                   5.50% General Purpose Ser Y 1-1-2017.......           A+       2,499,084       2,873,078
                                                                                ------------    ------------
                                                                                  7,868,378       9,033,776
                                                                                ------------    ------------
                 NORTH DAKOTA-1.63%
    1,100,000    Ward County, ND, 7.50% Health Care Fac Ser
                   1991B 7-1-2011.............................         BBB+       1,118,814       1,194,776
                                                                                ------------    ------------
                 OHIO-2.86%
      750,000    Cleveland (City of), OH, Parking Fac, 8.10%
                   Improvement Proj Rev Bond 9-15-2022
                   (Prerefunded 9-15-2002 @102)...............           NR         757,533         879,660
    1,100,000    Cleveland, OH, 5.50% Water Works Rev Ref Bond
                   Ser G First Mortgage MBIA Insured
                   1-1-2021...................................          AAA       1,091,534       1,217,315
                                                                                ------------    ------------
                                                                                  1,849,067       2,096,975
                                                                                ------------    ------------
                 PENNSYLVANIA-3.71%
    1,290,000    Allegheny County, PA, 5.70% Hospital Dev Auth
                   Rev 10-1-2001..............................          AAA       1,355,128       1,358,564
      750,000    Clarion County, PA, 8.50% Clarion Hospital
                   Proj Rev Bond 7-1-2021 (Prerefunded
                   7-1-2001 @102).............................           NR         734,988         855,398
      500,000    Lehigh County, PA, 5.70% General Purpose Auth
                   Rev Bond, Kidspeace Obligation Group
                   11-1-2009..................................           NR         500,096         505,295
                                                                                ------------    ------------
                                                                                  2,590,212       2,719,257
                                                                                ------------    ------------
                 PUERTO RICO-2.01%
    1,250,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A       1,335,928       1,477,925
                                                                                ------------    ------------
                 TENNESSEE-3.09%
    1,000,000    Metro Gov't of Nashville & Davidson County,
                   TN, 6.50% Water & Sewer Ref Bond FGIC
                   Insured 1-1-2010...........................          AAA       1,083,024       1,195,540
    1,000,000    Tennessee State, 5.50% General Obligation Ser
                   B 5-1-2003.................................          AAA       1,057,472       1,073,510
                                                                                ------------    ------------
                                                                                  2,140,496       2,269,050
                                                                                ------------    ------------
                 TEXAS-3.48%
    2,250,000    Grapevine-Colleyville, TX, 5.75% Independent
                   School District PSF Rev Ref Bond
                   8-15-2012..................................          AAA       2,282,130       2,552,760
                                                                                ------------    ------------
                 VIRGINIA-2.87%
    1,000,000    Norfolk (City of), VA, 5.00% General
                   Obligation 7-1-2004........................          AAA       1,036,351       1,059,310
    1,000,000    Richmond, VA, 5.00% Public Improvement
                   General Obligation Bond Ser A 1-15-2003....           AA       1,042,680       1,045,840
                                                                                ------------    ------------
                                                                                  2,079,031       2,105,150
                                                                                ------------    ------------

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 WASHINGTON-1.47%
   $1,000,000    Washington Public Power Supply Sys, 7.00%
                   Nuclear Proj 2 Ref Rev Bond Ser 1990B
                   7-1-2012 (Prerefunded 7-1-2000 @102).......          AA-     $   960,696     $ 1,075,070
                                                                                ------------    ------------
                 WISCONSIN-1.11%
      750,000    Wisconsin Health & Educ Fac Auth, 8.50% Rev
                   Bond Ser 1990 (Franciscan Health Sys)
                   3-1-2020 (Prerefunded 3-1-2000 @102).......         Aaa*         750,000         814,605
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $64,242,744     $70,956,557
                                                                                ------------    ------------
                                                                                ------------    ------------

SHORT-TERM INVESTMENTS-2.07%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 INVESTMENT COMPANY-2.07%
   $1,517,714    First American Tax-Free Obligations Fund,
                   Current rate -- 3.40%......................   $ 1,517,714
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $65,760,458) (a)...........................   $72,474,271
                                                                 ------------
                                                                 ------------

 (a) At September 30, 1998, the cost of securities for federal income tax purposes was $65,760,458 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 6,714,003
          Unrealized depreciation...........................         (190)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 6,713,813
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO
Schedule of Investments
September 30, 1998

MUNICIPAL BONDS-95.90%

--------------------------------------------------------------------------------
                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
                 AIRPORT REVENUES-4.18%
   $1,000,000    Minneapolis-St. Paul (City of), MN, 5.00%
                   Metropolitan Airports Commission Rev Ser
                   1998A AMBAC Insured 1-1-2019...............          AAA     $   980,020     $ 1,013,680
    1,000,000    Minneapolis-St. Paul (City of), MN, 5.00%
                   Metropolitan Airports Commission Rev Ser
                   1998A AMBAC Insured 1-1-2022...............          AAA         974,492       1,003,080
                                                                                ------------    ------------
                                                                                  1,954,512       2,016,760
                                                                                ------------    ------------
                 GENERAL OBLIGATIONS-20.53%
    2,400,000    Centennial Independent School District #12,
                   5.625% Ser A 2-1-2016......................         Aa1*       2,367,156       2,600,016
    1,000,000    Chaska (City of), MN, Independent School
                   District #112, 5.00% General Obligation Ser
                   A 2-1-2014.................................         Aa1*       1,000,000       1,028,730
    1,240,000    Farmington (City of), MN, Independent School
                   District #192, 5.04% Zero Coupon Ser B FSA
                   Insured 2-1-2012 (d).......................         Aaa*         638,380         678,764
    1,300,000    Farmington (City of), MN, Independent School
                   District# 192, 5.20% Ser A FSA Insured
                   2-1-2023...................................         Aaa*       1,294,616       1,334,658
    1,685,000    Lakeville (City of), MN, Independent School
                   District #194, 5.10% Zero Coupon General
                   Obligation Cap Apprec Ser B FSA Insured
                   2-1-2010 (d)...............................         Aaa*         952,259       1,020,840
    1,915,000    Minneapolis (City of), MN, 4.10% Zero Coupon
                   General Obligation Ser B 12-01-2005 (d)....          AAA       1,433,094       1,452,815
      750,000    Puerto Rico, 6.25% Commonwealth Aqueduct &
                   Sewer Auth Rev Ref Bond PR-GTD 7-1-2013....            A         801,557         886,755
    1,950,000    Rosemount (City of), MN, Independent School
                   District #196, 5.70% Zero Coupon General
                   Obligation MBIA Insured 4-1-2015 (d).......          AA+         771,389         905,892
                                                                                ------------    ------------
                                                                                  9,258,451       9,908,470
                                                                                ------------    ------------
                 HEALTH CARE SERVICES-14.91%
    1,000,000    Duluth (City of), MN, 8.375% EDA Health Care
                   Fac Rev (St. Mary's Med Ctr) Ser 1990
                   2-15-2020 (Prerefunded 2-15-2000 @ 102)....          AAA       1,015,784       1,082,470
    3,000,000    Minnesota Agriculture and Economic
                   Development, 5.50% Healthcare System Rev
                   Fairview Hospital and Healthcare Services
                   Ser 1997A MBIA Insured 11-15-2017..........          AAA       2,951,071       3,241,020
    1,000,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2009.................................          AA+       1,115,843       1,146,920
    1,500,000    Rochester (City of), MN, 5.90% Health Care
                   Fac Rev Bond Mayo Med Ctr Ser I
                   11-15-2010.................................          AA+       1,572,847       1,724,850
                                                                                ------------    ------------
                                                                                  6,655,545       7,195,260
                                                                                ------------    ------------
                 HIGHER EDUCATION-12.32%
    1,525,000    Minnesota Higher Education, 5.375% Fac Auth
                   Rev for University of St. Thomas Ser 4-P
                   4-1-2018...................................          A2*       1,529,793       1,578,100
      460,000    Minnesota Higher Education, 7.625% Mortgage
                   Rev for St. Mary's College Ser 3F 10-1-2016
                   (Prerefunded 10-1-2001 @ 100)..............         BBB-         457,700         510,177
      500,000    Northfield (City of), MN, 8.00% College Fac
                   Rev Bond for St. Olaf College 10-1-2018
                   (Prerefunded 10-1-1998 @ 100)..............           NR         500,000         500,065
    2,000,000    University of MN (Regents of), 5.50% General
                   Obligation Ser A 7-1-2021..................           AA       2,021,972       2,221,980
    1,000,000    University of MN (Regents of), 5.75% General
                   Obligation Ser 1996A 7-1-2018..............           AA       1,011,764       1,134,080
                                                                                ------------    ------------
                                                                                  5,521,229       5,944,402
                                                                                ------------    ------------
                 HOUSING-18.18%
    1,500,000    Brainerd (City of), MN, 6.65% Rev Ref Bond
                   Evangelical Lutheran-Good Samaritan Project
                   Ser 1992B FSA Insured 3-1-2017.............          AAA       1,512,613       1,646,430
      135,000    Dakota County, MN, 8.10% HRA Single Family
                   Rev GNMA Backed 3-1-2016...................          AA+         138,052         139,130
      500,000    Duluth (City of), MN, 5.625% EDA Health Care
                   Fac Rev (Board of Social Ministry
                   Properties Proj) Ser 1998A 12-1-2018.......           NR         500,000         508,670
      300,000    Eden Prairie (City of), MN, 7.40% Multifamily
                   Housing Ser 1990 FHA Insured 8-1-2025......          AAA         299,956         314,955
      850,000    Eden Prairie (City of), MN, 8.00% Multifamily
                   Housing Ser A FHA Insured 7-1-2026.........          AAA         850,000         908,820
      515,000    Edina (City of), MN, 7.50% Housing Dev Ref
                   Rev Edina Park Plaza Ser 1989A 12-1-2009...          Aa*         514,625         535,955
      500,000    Edina (City of), MN, 7.70% Housing Dev Ref
                   Rev Edina Park Plaza Ser A FHA Insured
                   12-1-2028..................................          Aa*         500,000         519,315
      525,000    Mankato (City of), MN, 8.25% Nursing Home Rev
                   Bond Board of Social Ministry Mankato
                   Lutheran Ser 1991A 10-1-2021 (Prerefunded
                   10-1-2001 @ 102)...........................           NR         520,000         600,085
      965,000    Minneapolis (City of), MN, 7.10% HRA Mortgage
                   Rev Bond Riverplace Proj Ser A LOC Bank of
                   Tokyo Insured 1-1-2020.....................          A1*         975,877         977,728
      485,000    Minneapolis (City of), MN, 8.25% Health Care
                   Fac Rev Bond Jones-Harrison Residence Ser
                   1991 9-1-2011..............................           NR         479,122         506,170
      350,000    Minneapolis (City of), MN, 8.25% Rev Bond
                   Trinity Housing Proj Ser 1991 2-1-2018.....           NR         350,000         365,263
      185,000    Minnesota Housing Finance Agency, 7.70%
                   Single Family Mortgage Bond Ser C
                   7-1-2014...................................          AA+         185,909         185,111

--------------------------------------------------------------------------------

                                                                  Standard
                                                                  & Poor's
    Principal                                                      Rating                          Market
     Amount                                                      (Unaudited)      Cost (a)       Value (b)
   -----------                                                  -------------   ------------    ------------
   $  440,000    Northfield (City of), MN, 7.00% Health Care
                   Fac Northfield Retirement Ctr 5-1-2015
                   (Prerefunded 5-1-2001 @102)................           NR     $   436,644     $   482,561
      500,000    Red Wing (City of), MN, 6.50% Elderly Housing
                   Fac Ref Rev River Region Obligated Group
                   Ser 1993C 9-1-2022.........................         BBB+         497,370         541,195
      500,000    Spring Park (City of), MN, 8.25% Health Care
                   Fac Rev Bond Twin Birch Health Care Ctr
                   8-1-2011...................................           NR         500,000         540,260
                                                                                ------------    ------------
                                                                                  8,260,168       8,771,648
                                                                                ------------    ------------
                 MISCELLANEOUS-4.16%
      450,000    Dakota County, MN, 7.50% HRA Limited Annual
                   Appropriation Tax & Rev Supported Bond Ser
                   1991 1-1-2006..............................         BBB+         450,000         474,377
      400,000    Dawson (City of), MN, 7.30% IDR Ref Bond
                   Associated Milk Producers 9-1-2000.........           NR         396,426         415,896
    1,000,000    Minneapolis (City of), MN, 7.375% CDA Limited
                   Tax Supported Dev Rev Common Bond Fund Ser
                   1995-G3 12-1-2012..........................           A-       1,000,000       1,118,630
                                                                                ------------    ------------
                                                                                  1,846,426       2,008,903
                                                                                ------------    ------------
                 POLLUTION CONTROL-4.95%
      650,000    East Grand Forks (City of), MN, 7.75%
                   Pollution Control Rev (American Crystal
                   Sugar) Ser 1991A 4-1-2018..................         BBB+         650,451         705,133
    1,000,000    Minnesota Public Fac Auth, 5.00% Water
                   Pollution Rev Bond Ser B 3-1-2002..........          AAA       1,027,508       1,040,710
    1,000,000    Minnesota Public Fac Auth, 6.65% Zero Coupon
                   Water Pollution Rev Bond Ser 1992A 3-1-2007
                   (Prerefunded 3-1-2002 @ 73.543) (d)........          AAA         584,156         644,660
                                                                                ------------    ------------
                                                                                  2,262,115       2,390,503
                                                                                ------------    ------------
                 PREREFUNDED WITH U.S. GOVERNMENT
                 SECURITIES-4.60%
    1,275,000    St. Louis Park (City of), MN, 7.25% Hospital
                   Fac Rev Methodist Ser 1990C AMBAC Insured
                   7-1-2015 (Prerefunded 7-1-2000 @ 102)......          AAA       1,262,641       1,376,758
      765,000    St. Louis Park (City of), MN, 8.50% Health
                   Care Fac (Park Nicollet Med Ctr) Ser A
                   1-1-2011 (Prerefunded 1-1-2001 @ 100)......         Aaa*         767,752         844,124
                                                                                ------------    ------------
                                                                                  2,030,393       2,220,882
                                                                                ------------    ------------
                 PUBLIC FACILITES-2.72%
      400,000    Duluth (City of), MN, 6.75% Gross Rev
                   Recreation Fac Bond Spirit Mountain Ser
                   1992 2-1-2007..............................           NR         400,000         414,016
      325,000    Moorhead (City of), MN, 7.75% Golf Course Rev
                   Bond Ser 1992A 12-1-2015...................           NR         325,000         363,412
      500,000    St. Paul (City of), MN, 6.45% HRA Parking Rev
                   Bond Ser 1992A 8-1-2007 (Prerefunded
                   8-1-2000 @ 102)............................           A-         500,000         534,045
                                                                                ------------    ------------
                                                                                  1,225,000       1,311,473
                                                                                ------------    ------------
                 UTILITIES-ELECTRIC-8.30%
    1,295,000    Northern MN Municipal Power Agency, 7.102%
                   Zero Coupon Elec Sys Rev Ref Ser A AMBAC
                   Insured 1-1-2011 (d).......................          AAA         561,460         748,899
    2,000,000    Southern MN Municipal Power Agency, 5.17%
                   Zero Coupon Cap Apprec Ser A MBIA Insured
                   1-1-2020 (d)...............................          AAA         675,995         722,300
    1,400,000    St. Cloud (City of), MN, 5.25% General
                   Obligation Hydroelectric Rev Ref MBIA
                   Insured 12-1-2018..........................          AAA       1,356,520       1,454,614
    1,000,000    Western MN Municipal Power Agency, 5.50% Ref
                   Ser A AMBAC Insured 1-1-2013...............          AAA         992,112       1,082,180
                                                                                ------------    ------------
                                                                                  3,586,087       4,007,993
                                                                                ------------    ------------
                 UTILITIES-WATER AND SEWER-1.05%
      500,000    St. Paul (City of), MN, 8.00% Sewer Rev Bond
                   Ser 1988A 12-1-2008 (Subject to Crossover
                   Refunding 12-1-1998 @ 101).................            A         500,000         508,805
                                                                                ------------    ------------
                 TOTAL MUNICIPAL BONDS........................                  $43,099,926     $46,285,099
                                                                                ------------    ------------
                                                                                ------------    ------------

FORTIS TAX-FREE PORTFOLIOS INC.
MINNESOTA PORTFOLIO (CONTINUED)
Schedule of Investments
September 30, 1998

SHORT-TERM INVESTMENTS-2.90%

--------------------------------------------------------------------------------
    Principal                                                       Market
     Amount                                                       Value (b)
   -----------                                                   ------------
                 INVESTMENT COMPANY-2.90%
   $1,399,469    Federated Minnesota Municipal Cash Trust,
                   Current rate -- 3.50%......................   $ 1,399,469
                                                                 ------------
                 TOTAL INVESTMENTS IN SECURITIES (COST:
                   $44,499,395) (a)...........................   $47,684,568
                                                                 ------------
                                                                 ------------

 (a) At September 30, 1998, the cost of securities for federal income tax purposes was $44,499,914 and the aggregate gross unrealized appreciation and depreciation based on that cost was:

          Unrealized appreciation...........................  $ 3,188,141
          Unrealized depreciation...........................       (3,487)
          ---------------------------------------------------------------
          Net unrealized appreciation.......................  $ 3,184,654
          ---------------------------------------------------------------

 (b) See Note 1 of accompanying Notes to Financial Statements regarding valuation of securities.
 (c) Note: Percentage of investments as shown is the ratio of the total market value to total net assets.
 (d) The interest rate disclosed for these securities represents the effective yield on the date of acquisition.
  * Moody's Rating

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Assets and Liabilities

September 30, 1998

--------------------------------------------------------------------------------
                                                     NATIONAL       MINNESOTA
                                                    PORTFOLIO       PORTFOLIO
                                                  --------------  --------------
ASSETS:
  Investments in securities, as detailed in the
    accompanying schedules, at market (cost
    $65,760,458; and $44,499,395; respectively)
    (Note 1)....................................   $ 72,474,271    $ 47,684,568
  Receivables:
    Investment securities sold..................      1,040,430              --
    Interest and dividends......................      1,027,992         688,184
    Subscriptions of capital stock..............            232              --
  Deferred registration costs (Note 1)..........         17,264           5,850
                                                  --------------  --------------
TOTAL ASSETS....................................     74,560,189      48,378,602
                                                  --------------  --------------
LIABILITIES:
  Cash portion of dividends payable.............         89,968          57,003
  Payable for investment securities purchased...      1,042,490              --
  Redemptions of capital stock..................             --           5,597
  Payable for investment advisory and management
    fees (Note 2)...............................         45,824          28,291
  Payable for distribution fees (Note 2)........            555             203
  Accounts payable and accrued expenses.........         29,375          24,815
                                                  --------------  --------------
TOTAL LIABILITIES...............................      1,208,212         115,909
                                                  --------------  --------------
NET ASSETS:
  Net proceeds of capital stock, par value $.01
    per share-authorized 100,000,000,000;
    100,000,000,000 shares; respectively........     65,886,604      44,327,847
  Unrealized appreciation of investments........      6,713,813       3,185,173
  Undistributed (distributions in excess over)
    net investment income.......................        (17,766)          2,626
  Accumulated net realized gain from sale of
    investments.................................        769,326         747,047
                                                  --------------  --------------
TOTAL NET ASSETS................................   $ 73,351,977    $ 48,262,693
                                                  --------------  --------------
                                                  --------------  --------------
SHARES OUTSTANDING AND NET ASSET VALUE PER
  SHARE:
Class A shares (based on net assets of
  $8,308,232; and $3,169,628; respectively and
  731,035; and 295,030 shares outstanding;
  respectively).................................         $11.37          $10.74
                                                  --------------  --------------
Class B shares (based on net assets of
  $1,493,275; and $1,271,447; respectively and
  131,496; and 118,444 shares outstanding;
  respectively).................................         $11.36          $10.73
                                                  --------------  --------------
Class C shares (based on net assets of $492,981;
  and $193,961; respectively and 43,461; and
  18,072 shares outstanding; respectively)......         $11.34          $10.73
                                                  --------------  --------------
Class E shares (based on net assets of
  $56,958,829; and $42,169,545; respectively and
  5,004,664; and 3,914,416 shares outstanding;
  respectively).................................         $11.38          $10.77
                                                  --------------  --------------
Class H shares (based on net assets of
  $6,098,660; and $1,458,112; respectively and
  537,259; and 135,454 shares outstanding;
  respectively).................................         $11.35          $10.76
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Operations

For the Year Ended September 30, 1998

--------------------------------------------------------------------------------
                                                     NATIONAL       MINNESOTA
                                                    PORTFOLIO       PORTFOLIO
                                                  --------------  --------------
NET INVESTMENT INCOME:
  Income:
    Interest income.............................   $  4,102,828    $  2,852,323
                                                  --------------  --------------
  Expenses:
    Investment advisory and management fees
     (Note 2)...................................        560,282         352,796
    Distribution fees (Class A) (Note 2)........         19,258           9,026
    Distribution fees (Class B) (Note 2)........         14,114          11,850
    Distribution fees (Class C) (Note 2)........          5,294           1,976
    Distribution fees (Class H) (Note 2)........         53,437          13,747
    Registration fees (Note 1)..................         46,647          11,260
    Legal and auditing fees.....................         28,632          28,362
    Shareholders' notices and reports...........         42,029          29,441
    Custodian fees..............................          6,791           3,334
    Directors' fees and expenses................         12,342           6,794
    Other.......................................         16,407          10,328
                                                  --------------  --------------
  Total expenses................................        805,233         478,914
                                                  --------------  --------------
NET INVESTMENT INCOME...........................      3,297,595       2,373,409
                                                  --------------  --------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  (NOTE 1)
    Net realized gain from security
     transactions...............................        839,978         785,347
    Interest rate futures.......................          1,687              --
                                                  --------------  --------------
  Net realized gain on investments..............        841,665         785,347
                                                  --------------  --------------
  Net change in unrealized appreciation of
    investments.................................      1,361,161         701,009
                                                  --------------  --------------
NET GAIN ON INVESTMENTS.........................      2,202,826       1,486,356
                                                  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................   $  5,500,421    $  3,859,765
                                                  --------------  --------------
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

NATIONAL PORTFOLIO

--------------------------------------------------------------------------------
                                                     FOR THE         FOR THE
                                                    YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                       1998            1997
                                                  --------------  --------------
OPERATIONS:
  Net investment income.........................   $  3,297,595   $    3,701,017
  Net realized gain on investments..............        841,665          607,613
  Net change in unrealized appreciation on
    investments in securities...................      1,361,161        1,542,136
                                                  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................      5,500,421        5,850,766
                                                  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................       (338,406)        (329,029)
    Class B.....................................        (51,129)         (42,850)
    Class C.....................................        (19,545)         (31,714)
    Class E.....................................     (2,656,955)      (3,129,259)
    Class H.....................................       (201,242)        (189,499)
  From net realized gains on investments
    Class A.....................................        (23,860)              --
    Class B.....................................         (4,260)              --
    Class C.....................................         (1,845)              --
    Class E.....................................       (188,744)              --
    Class H.....................................        (15,907)              --
                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............     (3,501,893)      (3,722,351)
                                                  --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (168,869 and 151,166 shares)........      1,884,679        1,640,602
    Class B (27,291 and 45,077 shares)..........        303,559          493,819
    Class C (12,943 and 97,772 shares)..........        144,041        1,054,744
    Class E (182,874 and 172,663 shares)........      2,053,379        1,869,526
    Class H (145,610 and 129,325 shares)........      1,619,378        1,402,422
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (19,967 and 17,479 shares)..........        223,080          190,089
    Class B (3,514 and 2,882 shares)............         39,225           31,313
    Class C (1,696 and 2,611 shares)............         18,910           28,311
    Class E (163,960 and 186,406 shares)........      1,833,309        2,028,431
    Class H (11,998 and 10,795 shares)..........        133,931          117,389
  Less cost of repurchase of shares
    Class A (114,659 and 92,271 shares).........     (1,277,661)      (1,002,654)
    Class B (15,741 and 24,367 shares)..........       (175,491)        (267,065)
    Class C (24,064 and 68,234 shares)..........       (267,354)        (725,474)
    Class E (737,765 and 1,029,099 shares)......     (8,235,319)     (11,165,616)
    Class H (82,292 and 51,643 shares)..........       (915,367)        (562,890)
                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..................................     (2,617,701)      (4,867,053)
                                                  --------------  --------------
TOTAL DECREASE IN NET ASSETS....................       (619,173)      (2,738,638)
NET ASSETS:
  Beginning of year.............................     73,971,150       76,709,788
                                                  --------------  --------------
  End of year (includes excess of distributions
    over net investment income of $17,766 and
    $48,084, respectively)......................   $ 73,351,977   $   73,971,150
                                                  --------------  --------------
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX-FREE PORTFOLIOS, INC.

Statements of Changes in Net Assets

MINNESOTA PORTFOLIO

--------------------------------------------------------------------------------
                                                     FOR THE         FOR THE
                                                    YEAR ENDED      YEAR ENDED
                                                  SEPTEMBER 30,   SEPTEMBER 30,
                                                       1998            1997
                                                  --------------  --------------
OPERATIONS:
  Net investment income.........................   $  2,373,409    $  2,583,121
  Net realized gain from security
    transactions................................        785,347         456,296
  Net change in unrealized appreciation of
    investments in securities...................        701,009         402,887
                                                  --------------  --------------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS....................................      3,859,765       3,442,304
                                                  --------------  --------------
DISTRIBUTIONS TO SHAREHOLDERS:
  From net investment income
    Class A.....................................       (169,880)       (149,255)
    Class B.....................................        (46,230)        (50,647)
    Class C.....................................         (8,174)         (9,080)
    Class E.....................................     (2,084,604)     (2,327,379)
    Class H.....................................        (52,848)        (46,977)
  From realized gains on investments
    Class A.....................................         (5,160)             --
    Class B.....................................         (1,292)             --
    Class C.....................................           (238)             --
    Class E.....................................        (50,432)             --
    Class H.....................................         (1,461)             --
                                                  --------------  --------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS.............     (2,420,319)     (2,583,338)
                                                  --------------  --------------
CAPITAL STOCK TRANSACTIONS:
  Proceeds from sale of shares
    Class A (138,615 and 218,477 shares)........      1,449,793       2,250,193
    Class B (16,125 and 16,325 shares)..........        169,764         167,995
    Class C (967 and 6,987 shares)..............         10,000          72,000
    Class E (111,624 and 129,779 shares)........      1,177,034       1,334,599
    Class H (20,470 and 28,209 shares)..........        218,276         290,250
  Proceeds from shares issued as a result of
    reinvested dividends
    Class A (9,988 and 8,506 shares)............        105,254          87,649
    Class B (2,500 and 2,921 shares)............         26,326          30,108
    Class C (526 and 700 shares)................          5,539           7,226
    Class E (141,459 and 166,633 shares)........      1,494,183       1,723,375
    Class H (3,448 and 2,570 shares)............         36,388          26,550
  Less cost of repurchase of shares
    Class A (207,182 and 51,049 shares).........     (2,183,158)       (524,883)
    Class B (25,031 and 2,631 shares)...........       (260,690)        (27,153)
    Class C (5,599 and 6,013 shares)............        (58,479)        (62,355)
    Class E (506,507 and 919,962 shares)........     (5,336,737)     (9,495,068)
    Class H (5,981 and 16,693 shares)...........        (63,038)       (171,976)
                                                  --------------  --------------
NET DECREASE IN NET ASSETS FROM SHARE
  TRANSACTIONS..................................     (3,209,545)     (4,291,490)
                                                  --------------  --------------
TOTAL DECREASE IN NET ASSETS....................     (1,770,099)     (3,432,524)
NET ASSETS:
  Beginning of year.............................     50,032,792      53,465,316
                                                  --------------  --------------
  End of year [includes undistributed (excess of
    distributions over) net investment income of
    $2,626 and $(9,047), respectively]..........   $ 48,262,693    $ 50,032,792
                                                  --------------  --------------
                                                  --------------  --------------

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

FORTIS TAX FREE PORTFOLIOS, INC.

Notes to Financial Statements

--------------------------------------------------------------------------------

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES: Fortis Tax Free Portfolios, Inc. is an open-end management investment company which currently is comprised of two separate investment portfolios and series of capital stock: the National and Minnesota Portfolios, (the Funds) are diversified portfolios each of which has different investment objectives and its own investment portfolio and net asset value. The investment objective of National Portfolio is to maximize total return, to be derived primarily from current income exempt from federal income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio. The investment objective of Minnesota Portfolio is to maximize total return, to be derived primarily from current income exempt from both federal and Minnesota income tax (at a level consistent with prudent investment risk) and from change in the market value of the securities held by the Portfolio.

   The Minnesota Portfolio concentrates it's investments in a single state and, therefore, may have more credit risk related to the economic conditions of the respective state than a portfolio with broader geographical diversification.

   The funds offer Class A, Class B, Class C, Class E and Class H shares. The funds began to issue class shares effective November 14, 1994. Class E shares are only available to existing shareholders on November 14, 1994. Class A and E shares are sold with a front-end sales charge. Class B and H shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for six years, and such shares automatically convert to Class A after eight years. Class C shares are sold without a front-end sales charge and may be subject to a contingent deferred sales charge for one year. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that the level of distribution fees charged differs between classes. Income, expenses (other than expenses incurred under each class's distribution agreement) and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

   The significant accounting policies followed by the funds are summarized as follows:

   SECURITY VALUATION: Investments in securities traded on a national securities exchange or on the NASDAQ National Market System are valued at the last reported sales price. Securities for which over-the-counter market quotations are readily available are valued on the basis of the last current bid price. An outside pricing service may be utilized to provide such valuations. For fixed income securities, the pricing service may employ electronic data processing techniques and/or a matrix system to determine valuations using methods which include consideration of yields or prices of bonds of comparable quality, type of issue, coupon, maturity and rating indications as to value from dealers, and general market conditions. Securities for which quotations are not readily available are valued at fair value as determined in good faith by management under supervision of the Board of Directors. Short-term investments, with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost.

   SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME: Security transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Realized security gains and losses are determined using the identified cost method. For financial reporting purposes, the portfolios amortize long-term bond premium and original issue discount.

   For the year ended September 30, 1998, the cost of purchases and proceeds from sales of securities (other than short-term securities) aggregated $52,688,342 and $55,664,059 for National Portfolio; and $26,555,979 and
   $30,856,664 for Minnesota Portfolio, respectively.

   INCOME TAXES: The portfolios intend to qualify, under the Internal Revenue Code, as regulated investment companies and if so qualified, will not have to pay federal income taxes to the extent their taxable net income is distributed. On a calendar year basis, the fund intends to distribute substantially all of its taxable net investment income and realized gains, if any, to avoid the payment of federal excise taxes.

   Net realized gains may differ for financial statement and tax purposes. The character of distributions made during the year from net investment income or net realized gains may also differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the fund.

   DEFERRED COSTS: Registration costs are deferred and charged to income over the registration period.

   INCOME AND CAPITAL GAINS DISTRIBUTION: The portfolios declare income distributions daily to be paid on the last business day of each month. The portfolios will make annual distributions of any realized capital gains as required by law. These income and capital gains distributions may be reinvested in additional shares of the portfolio at net asset value on the payable date or paid in cash five business days after month end without any charge to the shareholder.

   USE OF ESTIMATES: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the reporting period. Actual results could differ from those estimates.

   FUTURES TRANSACTIONS: The portfolios may invest in interest rate futures contracts in order to gain exposure to or protect against changes in the market. Risks of entering into futures contracts include the possibility that there may be an illiquid market and that a change in the value of the contract may not correlate with changes in the value of the underlying securities. Investment in interest rate futures require the fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses. When the contracts are closed, the fund recognizes a realized gain or loss. These investments require initial margin deposits with a custodian, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. There were no open contracts as of September 30, 1998.

FORTIS TAX FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

2. PAYMENTS TO RELATED PARTIES: Fortis Advisers, Inc. (Advisers), is the investment adviser for the funds. At the special shareholders' meeting of January 29, 1998, shareholders of the Minnesota Portfolio approved an amended Investment Advisory and Management Agreement between the portfolio and Fortis Advisers, Inc. Under the approved amended agreement, the investment advisory fee payable by the Minnesota Portfolio is computed at an annual rate of .72% of the first $50 million in average daily net assets and .70% of average daily net assets in excess of $50 million and are based on the average net assets of the Minnesota Portfolio. Prior to January 29, 1998, investment advisory fees paid by the Minnesota Portfolio were computed at an annual rate of .80% of the first $50 million in average daily net assets, .70% of the next $50 million in average daily net assets and .625% of average daily net assets in excess of $100 million and was based upon the aggregate average net assets of the National and Minnesota Portfolios combined, then allocated to the Minnesota Portfolio based upon proportionate net assets. The National Portfolio's investment advisory fees are computed at an annual rate of .80% of the first $50 million in average daily net assets, and .70% of average daily net assets in excess of $50 million, and are based upon the average net assets of the portfolio alone.

   In addition to the investment advisory and management fee, Classes A, B, C and H pay Fortis Investors, Inc. (each fund's principal underwriter) distribution fees equal to .25% (Class A) and 1.00% (Class B, C, and H) of average daily net assets (of the respective classes) on an annual basis, to be used to compensate those who sell shares of the fund and to pay certain other expenses of selling fund shares. Fortis Investors, Inc., also received sales charges (paid by purchasers or redeemers of the fund's shares) aggregating:

                                      Class A   Class B   Class C   Class E   Class H
-------------------------------------------------------------------------------------
National Portfolio.................   $41,656   $2,656    $  449    $51,506   $10,821
Minnesota Portfolio................   $37,761   $8,595    $   42    $27,179   $   610

   Legal fees and expenses aggregating $1,986 and $1,319 for the National and Minnesota Portfolios, respectively, were paid to a law firm of which the secretary of the fund is a partner.

3. FUNDAMENTAL CHANGES: At the special shareholder's meeting of January 29, 1998, shareholders of the National and Minnesota Portfolios approved an amendment to the Fundamental policy of investing in commodities to allow the portfolios to invest in forms of financial contracts and instruments such as futures contracts, which may be deemed, for regulatory purposes, to be "commodities", but the portfolios may not purchase or sell physical commodities (such as agricultural products).

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS: Selected per share historical data for each of the portfolios was as follows:

                                                                                              Class E
                                                                   --------------------------------------------------------------
                                                                                                        Three-Month
                                                                                                       Period Ended    Year Ended
                                                                        Year Ended September 30,       September 30,    June 30,
                                                                   ----------------------------------  -------------   ----------
NATIONAL PORTFOLIO                                                  1998     1997     1996     1995        1994           1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................  $ 11.07  $ 10.76  $ 10.72  $ 10.38     $ 10.46       $ 11.13
                                                                   -------  -------  -------  -------  -------------   ----------
Operations:
  Investment income - net........................................      .52      .55      .56      .58         .15           .60
  Net realized and unrealized gains (losses) on investments......      .34      .31      .04      .36        (.09)         (.64)
                                                                   -------  -------  -------  -------  -------------   ----------
Total from operations............................................      .86      .86      .60      .94         .06          (.04)
                                                                   -------  -------  -------  -------  -------------   ----------
Distributions to shareholders:
  From investment income - net...................................     (.51)    (.55)    (.56)    (.59)       (.14)         (.59)
  From net realized gains on investments.........................     (.04)      --       --     (.01)         --          (.04)
                                                                   -------  -------  -------  -------  -------------   ----------
Total distributions to shareholders..............................     (.55)    (.55)    (.56)    (.60)       (.14)         (.63)
                                                                   -------  -------  -------  -------  -------------   ----------
Net asset value, end of period...................................  $ 11.38  $ 11.07  $ 10.76  $ 10.72     $ 10.38       $ 10.46
                                                                   -------  -------  -------  -------  -------------   ----------
Total return @...................................................     7.97%    8.19%    5.69%    9.30%        .59%         (.49%)
Net assets end of period (000s omitted)..........................  $56,959  $59,727  $65,237  $70,531     $74,877       $76,746
Ratio of expenses to average daily net assets....................      .98%     .95%     .93%    1.03%        .87%*         .87%
Ratio of net investment income to average daily net assets.......     4.65%    5.03%    5.19%    5.54%       5.74%*        5.38%
Portfolio turnover rate..........................................       74%      71%      52%      35%         17%           25%

                                                           Class A                                     Class B
                                           ----------------------------------------    ----------------------------------------
                                                   Year Ended September 30,                    Year Ended September 30,
                                           ----------------------------------------    ----------------------------------------
NATIONAL PORTFOLIO                          1998       1997       1996       1995+      1998       1997       1996       1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.06    $ 10.75    $ 10.71    $  9.79    $ 11.05    $ 10.74    $ 10.70    $  9.79
                                           -------    -------    -------    -------    -------    -------    -------    -------
Operations:
  Investment income - net...............       .50        .53        .53        .49        .42        .44        .45        .42
  Net realized and unrealized gains
    (losses) on investments.............       .34        .31        .04        .94        .34        .31        .04        .93
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total from operations...................       .84        .84        .57       1.43        .76        .75        .49       1.35
                                           -------    -------    -------    -------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.49)      (.53)      (.53)      (.50)      (.41)      (.44)      (.45)      (.43)
  From net realized gains on
    investments.........................      (.04)        --         --       (.01)      (.04)        --         --       (.01)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total distributions to shareholders.....      (.53)      (.53)      (.53)      (.51)      (.45)      (.44)      (.45)      (.44)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $ 11.37    $ 11.06    $ 10.75    $ 10.71    $ 11.36    $ 11.05    $ 10.74    $ 10.70
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total return @..........................      7.75%      7.96%      5.46%     14.80%      6.95%      7.14%      4.65%     13.96%
Net assets end of period (000s
  omitted)..............................   $ 8,308    $ 7,263    $ 6,239    $ 1,807    $ 1,493    $ 1,287    $   997    $   668
Ratio of expenses to average daily net
  assets................................      1.23%      1.20%      1.18%      1.28%*     1.98%      1.95%      1.93%      2.03%*
Ratio of net investment income to
  average daily net assets..............      4.40%      4.78%      4.97%      5.03%*     3.65%      4.02%      4.20%      4.04%*
Portfolio turnover rate.................        74%        71%        52%        35%        74%        71%        52%        35%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                   Year Ended September 30,
                                           ----------------------------------------
NATIONAL PORTFOLIO                          1998       1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.04    $ 10.74    $ 10.70    $  9.79
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............       .41        .43        .45        .43
  Net realized and unrealized gains
    (losses) on investments.............       .34        .31        .04        .92
                                           -------    -------    -------    -------
Total from operations...................       .75        .74        .49       1.35
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.41)      (.44)      (.45)      (.43)
  From net realized gains on
    investments.........................      (.04)        --         --       (.01)
                                           -------    -------    -------    -------
Total distributions to shareholders.....      (.45)      (.44)      (.45)      (.44)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 11.34    $ 11.04    $ 10.74    $ 10.70
                                           -------    -------    -------    -------
Total return @..........................      6.86%      7.04%      4.65%     13.95%
Net assets end of period (000s
  omitted)..............................   $   493    $   584    $   223    $   106
Ratio of expenses to average daily net
  assets................................      1.98%      1.95%      1.93%      2.03%*
Ratio of net investment income to
  average daily net assets..............      3.65%      4.05%      4.20%      4.14%*
Portfolio turnover rate.................        74%        71%        52%        35%

                                                           Class H
                                           ----------------------------------------
                                                   Year Ended September 30,
                                           ----------------------------------------
NATIONAL PORTFOLIO                          1998       1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 11.06    $ 10.75    $ 10.71    $  9.79
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............       .40        .44        .45        .43
  Net realized and unrealized gains
    (losses) on investments.............       .34        .31        .04        .93
                                           -------    -------    -------    -------
Total from operations...................       .74        .75        .49       1.36
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.41)      (.44)      (.45)      (.43)
  From net realized gains on
    investments.........................      (.04)        --         --       (.01)
                                           -------    -------    -------    -------
Total distributions to shareholders.....      (.45)      (.44)      (.45)      (.44)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 11.35    $ 11.06    $ 10.75    $ 10.71
                                           -------    -------    -------    -------
Total return @..........................      6.76%      7.13%      4.64%     14.06%
Net assets end of period (000s
  omitted)..............................   $ 6,099    $ 5,111    $ 4,015    $ 1,757
Ratio of expenses to average daily net
  assets................................      1.98%      1.95%      1.93%      2.03%*
Ratio of net investment income to
  average daily net assets..............      3.65%      4.03%      4.20%      4.24%*
Portfolio turnover rate.................        74%        71%        52%        35%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                                                              Class E
                                                                   --------------------------------------------------------------
                                                                                                        Three-Month
                                                                                                       Period Ended    Year Ended
                                                                        Year Ended September 30,       September 30,    June 30,
                                                                   ----------------------------------  -------------   ----------
MINNESOTA PORTFOLIO                                                 1998     1997     1996     1995        1994           1994
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period.............................  $ 10.46  $ 10.28  $ 10.32  $ 10.08     $ 10.15       $ 10.65
                                                                   -------  -------  -------  -------  -------------   ----------
Operations:
  Investment income - net........................................      .52      .53      .55      .57         .15           .59
  Net realized and unrealized gains (losses) on investments......      .32      .18     (.04)     .24        (.08)         (.51)
                                                                   -------  -------  -------  -------  -------------   ----------
Total from operations............................................      .84      .71      .51      .81         .07           .08
                                                                   -------  -------  -------  -------  -------------   ----------
Distributions to shareholders:
  From investment income - net...................................     (.52)    (.53)    (.55)    (.57)       (.14)         (.58)
  From net realized gains on investments.........................     (.01)      --       --       --          --            --
                                                                   -------  -------  -------  -------  -------------   ----------
Total distributions to shareholders..............................     (.53)    (.53)    (.55)    (.57)       (.14)         (.58)
                                                                   -------  -------  -------  -------  -------------   ----------
Net asset value, end of period...................................  $ 10.77  $ 10.46  $ 10.28  $ 10.32     $ 10.08       $ 10.15
                                                                   -------  -------  -------  -------  -------------   ----------
Total return @...................................................     8.25%    7.10%    5.01%    8.35%        .72%          .64%
Net assets end of period (000s omitted)..........................  $42,170  $43,584  $49,262  $52,603     $54,560       $54,854
Ratio of expenses to average daily net assets....................      .91%     .96%     .93%     .98%+        .85%         .85%
Ratio of net investment income to average daily net assets.......     4.94%    5.14%    5.34%    5.60%+       5.69%        5.51%
Portfolio turnover rate..........................................       55%      61%      41%      27%          8%           11%

                                                           Class A                                     Class B
                                           ----------------------------------------    ----------------------------------------
                                                   Year Ended September 30,                    Year Ended September 30,
                                           ----------------------------------------    ----------------------------------------
MINNESOTA PORTFOLIO                         1998       1997       1996       1995+      1998       1997       1996       1995+
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.43    $ 10.26    $ 10.30    $  9.55    $ 10.42    $ 10.24    $ 10.27    $  9.55
                                           -------    -------    -------    -------    -------    -------    -------    -------
Operations:
  Investment income - net...............       .49        .50        .52        .48        .41        .42        .45        .41
  Net realized and unrealized gains
    (losses) on investments.............       .32        .18       (.04)       .76        .32        .18       (.04)       .73
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total from operations...................       .81        .68        .48       1.24        .73        .60        .41       1.14
                                           -------    -------    -------    -------    -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.49)      (.51)      (.52)      (.49)      (.41)      (.42)      (.44)      (.42)
  From net realized gains on
    investments.........................      (.01)        --         --         --       (.01)        --         --         --
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total distributions to shareholders.....      (.50)      (.51)      (.52)      (.49)      (.42)      (.42)      (.44)      (.42)
                                           -------    -------    -------    -------    -------    -------    -------    -------
Net asset value, end of period..........   $ 10.74    $ 10.43    $ 10.26    $ 10.30    $ 10.73    $ 10.42    $ 10.24    $ 10.27
                                           -------    -------    -------    -------    -------    -------    -------    -------
Total return @..........................      8.13%      6.66%      4.78%     13.15%      7.18%      6.01%      4.04%     12.10%
Net assets end of period (000s
  omitted)..............................   $ 3,170    $ 3,689    $ 1,822    $   884    $ 1,271    $ 1,301    $ 1,109    $   180
Ratio of expenses to average daily net
  assets................................      1.16%      1.21%      1.18%      1.23%*     1.91%      1.96%      1.93%      1.98%*
Ratio of net investment income to
  average daily net assets..............      4.69%      4.89%      5.07%      5.10%*     3.94%      4.14%      4.34%      4.37%*
Portfolio turnover rate.................        55%        61%        41%        27%        55%        61%        41%        27%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

FORTIS TAX FREE PORTFOLIOS, INC.

--------------------------------------------------------------------------------

4. FINANCIAL HIGHLIGHTS (continued):
                                                           Class C
                                           ----------------------------------------
                                                   Year Ended September 30,
                                           ----------------------------------------
MINNESOTA PORTFOLIO                         1998       1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.44    $ 10.26    $ 10.30    $  9.55
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............       .39        .42        .44        .42
  Net realized and unrealized gains
    (losses) on investments.............       .32        .18       (.04)       .75
                                           -------    -------    -------    -------
Total from operations...................       .71        .60        .40       1.17
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.41)      (.42)      (.44)      (.42)
  From net realized gains on
    investments.........................      (.01)        --         --         --
                                           -------    -------    -------    -------
Total distributions to shareholders.....      (.42)      (.42)      (.44)      (.42)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 10.73    $ 10.44    $ 10.26    $ 10.30
                                           -------    -------    -------    -------
Total return @..........................      6.97%      6.00%      4.00%     12.31%
Net assets end of period (000s
  omitted)..............................   $   194    $   232    $   210    $   143
Ratio of expenses to average daily net
  assets................................      1.91%      1.96%      1.93%      1.98%*
Ratio of net investment income to
  average daily net assets..............      3.94%      4.14%      4.31%      4.28%*
Portfolio turnover rate.................        55%        61%        41%        27%

                                                           Class H
                                           ----------------------------------------
                                                   Year Ended September 30,
                                           ----------------------------------------
MINNESOTA PORTFOLIO                         1998       1997       1996       1995+
-----------------------------------------------------------------------------------
Net asset value, beginning of period....   $ 10.44    $ 10.26    $ 10.30    $  9.55
                                           -------    -------    -------    -------
Operations:
  Investment income - net...............       .42        .42        .44        .41
  Net realized and unrealized gains
    (losses) on investments.............       .32        .18       (.04)       .76
                                           -------    -------    -------    -------
Total from operations...................       .74        .60        .40       1.17
                                           -------    -------    -------    -------
Distributions to shareholders:
  From investment income - net..........      (.41)      (.42)      (.44)      (.42)
  From net realized gains on
    investments.........................      (.01)        --         --         --
                                           -------    -------    -------    -------
Total distributions to shareholders.....      (.42)      (.42)      (.44)      (.42)
                                           -------    -------    -------    -------
Net asset value, end of period..........   $ 10.76    $ 10.44    $ 10.26    $ 10.30
                                           -------    -------    -------    -------
Total return @..........................      7.26%      6.00%      3.93%     12.42%
Net assets end of period (000s
  omitted)..............................   $ 1,458    $ 1,227    $ 1,061    $   638
Ratio of expenses to average daily net
  assets................................      1.91%      1.96%      1.93%      1.98%*
Ratio of net investment income to
  average daily net assets..............      3.94%      4.14%      4.33%      4.29%*
Portfolio turnover rate.................        55%        61%        41%        27%

*      Annualized.
+ For the period from November 14, 1994 (commencement of operations) to September 30, 1995.
@ These are the portfolio's total returns during the period, including reinvestment of all dividend and capital gains distributions, without adjustment for sales charge.

INDEPENDENT AUDITORS' REPORT

The Board of Directors and Shareholders

Fortis Tax-Free Portfolios, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments in securities, of National Portfolio and Minnesota Portfolio (portfolios within Fortis Tax-Free Portfolios, Inc.) as of September 30, 1998, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the years in the two-year period ended September 30, 1998, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of fund management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Investment securities held in custody are confirmed to us by the custodian. As to securities purchased and sold but not received or delivered, we request confirmations from brokers, and where replies are not received, we carry out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and the financial highlights referred to above present fairly, in all material respects, the financial position of National Portfolio and Minnesota Portfolio at September 30, 1998, and the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period ended September 30, 1998, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

KPMG Peat Marwick LLP

Minneapolis, Minnesota
November 6, 1998

FEDERAL INCOME TAX INFORMATION

Exempt interest dividends are exempt from federal income taxes and should not be included in shareholder's gross income, but need to be reported on the income tax return for informational purposes. Each shareholder should consult a tax adviser about reporting this income for state and local tax purposes. In January, 1999, the fund will provide the shareholder with information regarding the percentage of distributions exempt from federal income taxes and a breakdown setting forth states from which income was earned.

During the year ended September 30, 1998, 100% of the National and Minnesota Portfolios' distributions were derived from interest on municipal securities and qualify as exempt dividends for federal tax purposes.

Detailed below are the per share distributions made during the year ended September 30, 1998.

NATIONAL PORTFOLIO

Record Date

ORDINARY INCOME PER SHARE                        CLASS A     CLASS B     CLASS C     CLASS E     CLASS H
                                                 -------------------------------------------------------
October 31, 1997.............................    $ .043      $ .036      $ .036      $ .045      $ .036
November 28, 1997............................      .043        .036        .036        .045        .036
December 31, 1997............................      .042        .035        .035        .044        .035
January 30, 1998.............................      .042        .035        .035        .044        .035
February 27, 1998............................      .042        .035        .035        .044        .035
March 31, 1998...............................      .042        .035        .035        .044        .035
April 30, 1998...............................      .041        .034        .034        .043        .034
May 29, 1998.................................      .039        .032        .032        .041        .032
June 30, 1998................................      .039        .032        .032        .041        .032
July 31, 1998................................      .039        .032        .032        .041        .032
August 31, 1998..............................      .039        .032        .032        .041        .032
September 30, 1998...........................      .039        .032        .032        .041        .032
                                                 -------     -------     -------     -------     -------
Total Distributions..........................    $ .490      $ .406      $ .406      $ .514      $ .406
                                                 -------     -------     -------     -------     -------

SHORT-TERM CAPITAL GAIN PER SHARE
December 31, 1997............................    $ .008      $ .008      $ .008      $ .008      $ .008
                                                 -------     -------     -------     -------     -------

MID-TERM CAPITAL GAIN PER SHARE
December 31, 1997 (Distribution is Taxable at
  a Maximum Rate of 28%).....................    $ .020      $ .020      $ .020      $ .020      $ .020
                                                 -------     -------     -------     -------     -------

LONG-TERM CAPITAL GAIN PER SHARE
December 31, 1997 (Distribution is Taxable at
  a Maximum Rate of 20%).....................    $ .008      $ .008      $ .008      $ .008      $ .008
                                                 -------     -------     -------     -------     -------

MINNESOTA PORTFOLIO
Record Date
ORDINARY INCOME PER SHARE
October 31, 1997.............................    $ .042      $ .035      $ .035      $ .044      $ .035
November 28, 1997............................      .042        .035        .035        .044        .035
December 31, 1997............................      .041        .034        .034        .043        .034
January 30, 1998.............................      .041        .034        .034        .043        .034
February 27, 1998............................      .041        .034        .034        .043        .034
March 31, 1998...............................      .041        .034        .034        .043        .034
April 30, 1998...............................      .041        .034        .034        .043        .034
May 29, 1998.................................      .041        .034        .034        .043        .034
June 30, 1998................................      .041        .034        .034        .043        .034
July 31, 1998................................      .041        .034        .034        .043        .034
August 31, 1998..............................      .041        .034        .034        .043        .034
September 30, 1998...........................      .041        .034        .034        .043        .034
                                                 -------     -------     -------     -------     -------
Total Distributions..........................    $ .494      $ .410      $ .410      $ .518      $ .410
                                                 -------     -------     -------     -------     -------

SHORT-TERM CAPITAL GAIN PER SHARE
December 31, 1997............................    $.0044      $.0044      $.0044      $.0044      $.0044
                                                 -------     -------     -------     -------     -------

MID-TERM CAPITAL GAIN PER SHARE (DISTRIBUTION
  IS TAXABLE AT A MAXIMUM RATE OF 28%)
December 31, 1997............................    $ .008      $ .008      $ .008      $ .008      $ .008
                                                 -------     -------     -------     -------     -------

DIRECTORS AND OFFICERS

DIRECTORS     Richard W. Cutting         CPA AND FINANCIAL CONSULTANT
              Allen R. Freedman          CHAIRMAN AND CHIEF EXECUTIVE OFFICER,
                                           FORTIS, INC. MANAGING DIRECTOR OF
                                           FORTIS INTERNATIONAL, N.V.
              Dr. Robert M. Gavin        PRESIDENT, CRANBROOK EDUCATION
                                           COMMUNITY. PRIOR TO JULY 1996,
                                           PRESIDENT MACALESTER COLLEGE
              Benjamin S. Jaffray        CHAIRMAN, SHEFFIELD GROUP, LTD.
              Jean L. King               PRESIDENT, COMMUNI-KING
              Dean C. Kopperud           CHIEF EXECUTIVE OFFICER AND DIRECTOR,
                                           FORTIS ADVISERS, INC. PRESIDENT AND
                                           DIRECTOR, FORTIS INVESTORS, INC.
                                           SENIOR VICE PRESIDENT AND DIRECTOR,
                                           FORTIS BENEFITS INSURANCE COMPANY AND
                                           TIME INSURANCE COMPANY
              Edward M. Mahoney          PRIOR TO JANUARY 1995, CHAIRMAN AND
                                           CHIEF EXECUTIVE OFFICER, FORTIS
                                           ADVISERS, INC., FORTIS INVESTORS,
                                           INC.
              Robb L. Prince             FINANCIAL AND EMPLOYEE BENEFIT
                                           CONSULTANT. PRIOR TO JULY 1995, VICE
                                           PRESIDENT AND TREASURER, JOSTENS,
                                           INC.
              Leonard J. Santow          PRINCIPAL, GRIGGS & SANTOW, INC.
              Noel Shadko                MARKETING CONSULTANT. PRIOR TO MAY
                                           1996, SENIOR VICE PRESIDENT OF
                                           MARKETING & STRATEGIC PLANNING,
                                           ROLLERBLADE, INC.
              Joseph M. Wikler           INVESTMENT CONSULTANT AND PRIVATE
                                           INVESTOR. PRIOR TO JANUARY 1994,
                                           DIRECTOR OF RESEARCH, CHIEF
                                           INVESTMENT OFFICER, PRINCIPAL, AND
                                           DIRECTOR, THE ROTHSCHILD CO.

OFFICERS

Dean C. Kopperud
  PRESIDENT AND DIRECTOR
Robert W. Beltz, Jr.
  VICE PRESIDENT
James S. Byrd
  VICE PRESIDENT
Peggy L. Ettestad
  VICE PRESIDENT
Tamara L. Fagely
  VICE PRESIDENT AND TREASURER
Howard G. Hudson
  VICE PRESIDENT
Dickson W. Lewis
  VICE PRESIDENT
Lucinda S. Mezey
  VICE PRESIDENT
David A. Peterson
  VICE PRESIDENT
Scott R. Plummer
  VICE PRESIDENT
Rhonda J. Schwartz
  VICE PRESIDENT
Melinda S. Urion
  VICE PRESIDENT
Gary N. Yalen
  VICE PRESIDENT
Michael J. Radmer
  SECRETARY

INVESTMENT MANAGER, REGISTRAR   Fortis Advisers, Inc.
AND TRANSFER AGENT              BOX 64284, ST. PAUL, MINNESOTA 55164

PRINCIPAL UNDERWRITER           Fortis Investors, Inc.
                                BOX 64284, ST. PAUL, MINNESOTA 55164

CUSTODIAN                       U.S. Bank National Association
                                MINNEAPOLIS, MINNESOTA

GENERAL COUNSEL                 Dorsey & Whitney LLP
                                MINNEAPOLIS, MINNESOTA

INDEPENDENT AUDITORS            KPMG Peat Marwick LLP
                                MINNEAPOLIS, MINNESOTA

The use of this material is authorized only when preceded or accompanied by a prospectus.

FORTIS FINANCIAL GROUP'S OTHER PRODUCTS AND SERVICES

MUTUAL                 Fortis Bond Funds           MONEY FUND
FUNDS/PORTFOLIOS                                   U.S. GOVERNMENT
CONVENIENT ACCESS TO                               SECURITIES FUND
A BROAD RANGE OF                                   TAX-FREE NATIONAL
SECURITIES                                         PORTFOLIO
                                                   TAX-FREE MINNESOTA
                                                   PORTFOLIO
                                                   STRATEGIC INCOME FUND
                                                   HIGH YIELD PORTFOLIO
                       Fortis Stock Funds          ASSET ALLOCATION
                                                   PORTFOLIO
                                                   VALUE FUND
                                                   GROWTH & INCOME FUND
                                                   CAPITAL FUND
                                                   GLOBAL GROWTH PORTFOLIO
                                                   GROWTH FUND
                                                   INTERNATIONAL EQUITY
                                                   PORTFOLIO
                                                   CAPITAL APPRECIATION
                                                   PORTFOLIO
FIXED AND VARIABLE     Fortis Opportunity Fixed    FIXED ACCOUNT
ANNUITIES              & Variable Annuity          MONEY MARKET SUBACCOUNT
TAX-DEFERRED           Masters Variable Annuity    U.S. GOVERNMENT
INVESTING                                          SECURITIES SUBACCOUNT
                       Empower Variable            DIVERSIFIED INCOME
                       Annuity                     SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Fortune Fixed Annuities     SINGLE PREMIUM ANNUITY
                                                   FLEXIBLE PREMIUM ANNUITY
                       Income Annuities            GUARANTEED FOR LIFE
                                                   GUARANTEED FOR A
                                                   SPECIFIED PERIOD
LIFE                   Wall Street Series          FIXED ACCOUNT
INSURANCE PROTECTION   Variable Universal Life     MONEY MARKET SUBACCOUNT
AND TAX-DEFERRED       Insurance                   U.S. GOVERNMENT
INVESTMENT                                         SECURITIES SUBACCOUNT
OPPORTUNITY                                        DIVERSIFIED INCOME
                                                   SUBACCOUNT
                                                   GLOBAL BOND SUBACCOUNT
                                                   HIGH YIELD SUBACCOUNT
                                                   GLOBAL ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   ASSET ALLOCATION
                                                   SUBACCOUNT
                                                   VALUE SUBACCOUNT
                                                   GROWTH & INCOME
                                                   SUBACCOUNT
                                                   S&P 500 INDEX SUBACCOUNT
                                                   BLUE CHIP STOCK
                                                   SUBACCOUNT
                                                   INTERNATIONAL STOCK
                                                   SUBACCOUNT
                                                   MID CAP STOCK SUBACCOUNT
                                                   SMALL CAP VALUE
                                                   SUBACCOUNT
                                                   GLOBAL GROWTH SUBACCOUNT
                                                   LARGE CAP GROWTH
                                                   SUBACCOUNT
                                                   GROWTH STOCK SUBACCOUNT
                                                   AGGRESSIVE GROWTH
                                                   SUBACCOUNT
                       Adaptable Life
                       Universal Life

FORTIS FINANCIAL GROUP manages and distributes mutual funds, annuities and life insurance products. The mutual funds, variable life and variable annuity products are distributed through FORTIS INVESTORS, INC. and managed by FORTIS ADVISERS, INC. The insurance products are issued by FORTIS BENEFITS INSURANCE COMPANY, FIRST FORTIS LIFE INSURANCE COMPANY and FORTIS INSURANCE COMPANY.

FOR MORE COMPLETE INFORMATION, INCLUDING CHARGES AND EXPENSES, SEND FOR A PROSPECTUS. WRITE TO: FORTIS INVESTORS, INC., P.O. BOX 64284, ST. PAUL, MN 55164. READ IT CAREFULLY BEFORE INVESTING OR SENDING MONEY.

             [LOGO]
             FORTIS

Solid partners, flexible solutions-SM-


--------------------------------------------------------------------------------
FORTIS MEANS STEADFAST

Fortis means "steadfast" in Latin. The worldwide Fortis family of companies lives up to the name, and has each day since the 1800s, with flexible solutions tailored to our customers' individual needs. We deliver the stability you require today ... and tomorrow. You can count on it.

Fortis Financial Group offers mutual funds, annuities and life insurance through its broker/dealer Fortis Investors, Inc. We're part of Fortis, Inc., a financial services company that provides specialty insurance and investment products to individuals, businesses, associations and other financial services organizations throughout the United States.

Fortis, Inc. is part of Fortis, a worldwide group of companies active in the fields of insurance, banking and investments. Fortis is jointly owned by Fortis AMEV of The Netherlands and Fortis AG of Belgium.

Fortis: steadfast for YOU!

FORTIS FINANCIAL GROUP

Fortis Advisers, Inc.
(fund management since 1949)

Fortis Investors, Inc.
(principal underwriter;
member NASD, SIPC)

Fortis Benefits Insurance Company
& Fortis Insurance Company
(issuers of FFG's insurance products)

P.O. Box 64284, St. Paul, MN 55164
Telephone (800) 800-2000
http://www.ffg.us.fortis.com
--------------------------------------------------------------------------------

FORTIS FINANCIAL GROUP                                           ---------------
P.O. Box 64284                                                      Bulk Rate
St. Paul, MN 55164                                                U.S. Postage
                                                                     PAID
                                                                 Permit No. 3794
FORTIS TAX-FREE PORTFOLIOS                                       Minneapolis, MN
                                                                 ---------------


[LOGO] Printed on recycled paper with
       40% preconsumer waste and 10%
       post consumer waste. Please recycle.

The Fortis logo and Fortis-SM- are servicemarks of Fortis AMEV and Fortis AG.

95311-C- Fortis 11/98